John Hancock Funds II (the Trust)

Emerging Markets Fund (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2021 (Effective Date).

In connection with the change described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.76	0.76	0.76	0.76
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses	0.34	0.34	0.34	0.23
Total annual fund operating expenses	1.40	2.10	1.10	0.99
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.39	2.09	1.09	0.98

1	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	634	312	212	111	100
3 years	920	657	657	349	314
5 years	1,227	1,128	1,128	605	546
10 years	2,095	2,252	2,252	1,339	1,212

2.	Therefore, as of the Effective Date, the table regarding the fund’s management fee schedule in the “Who’s Who” section is amended as follows:
Average daily net assets ($)	Annual Rate (%)
First 100 million	0.800
Excess over 100 million	0.750

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Emerging Markets Fund (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2021 (Effective Date).

In connection with the change described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R4	R5
Management fee[1]	0.76	0.76
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses
Service plan fee	0.10	0.05
Additional other expenses	0.23	0.23
Total other expenses[2]	0.33	0.28
Total annual fund operating expenses	1.34	1.04
Contractual expense reimbursement[3]	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.33	1.03

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R4 and Class R5 shares.
3	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	R4	R5
1 year	135	105
3 years	424	330
5 years	733	573
10 years	1,612	1,270

2.	Therefore, as of the Effective Date, the table regarding the fund’s management fee schedule in the “Who’s Who” section is amended as follows:

Average daily net assets ($)	Annual Rate (%)
First 100 million	0.800
Excess over 100 million	0.750

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Emerging Markets Fund (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2021 (Effective Date).

In connection with the change described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.76
Other expenses	0.21
Total annual fund operating expenses	0.97
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.96

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV
1 year	98
3 years	308
5 years	535
10 years	1,189

2.	Therefore, as of the Effective Date, the table regarding the fund’s management fee schedule in the “Appendix A: Schedule of Management Fees” is amended as follows:
Fund	APR	Advisory Fee Breakpoint
Emerging Markets Fund	0.800%	— first $100 million; and
	0.750%	— excess over $100 million.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

International Small Company Fund (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2021 (Effective Date).

In connection with the change described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.85	0.85	0.85	0.85
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses	0.23	0.23	0.23	0.12
Total annual fund operating expenses	1.38	2.08	1.08	0.97
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.37	2.07	1.07	0.96

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	633	310	210	109	98
3 years	914	651	651	342	308
5 years	1,217	1,118	1,118	595	535
10 years	2,074	2,231	2,231	1,316	1,189

2.	Therefore, as of the Effective Date, the table regarding the fund’s management fee schedule in the “Who’s Who” section under “Management fee” is amended as follows:
Average daily net assets ($)	Annual Rate (%)
All asset levels	0.850

3.	The following paragraph will also be added after the second paragraph under “Additional information about fund expenses” in the “Who’s Who” section:

The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

International Small Company Fund (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2021 (Effective Date).

In connection with the change described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R2	R4	R5
Management fee[1]	0.85	0.85	0.85
Distribution and service (Rule 12b-1) fees	0.25	0.25	0.00
Other expenses
Service plan fee	0.25	0.10	0.05
Additional other expenses	0.12	0.12	0.12
Total other expenses[2]	0.37	0.22	0.17
Total annual fund operating expenses	1.47	1.32	1.02
Contractual expense reimbursement[3]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.46	1.31	1.01

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2, Class R4 and Class R5 shares.
3	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	R2	R4	R5
1 year	149	133	103
3 years	464	417	324
5 years	802	723	562
10 years	1,757	1,589	1,247

2.	Therefore, as of the Effective Date, the table regarding the fund’s management fee schedule in the “Who’s Who” section under “Management fee” is amended as follows:

Average daily net assets ($)	Annual Rate (%)
All asset levels	0.850

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

International Small Company Fund (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2021 (Effective Date).

In connection with the change described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.85
Other expenses	0.10
Total annual fund operating expenses	0.95
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.94

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2021.
2	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV
1 year	96
3 years	302
5 years	525
10 years	1,165

2.	Therefore, as of the Effective Date, the table regarding the fund’s management fee schedule in the “Appendix A: Schedule of Management Fees” is amended as follows:

Fund	APR	Advisory Fee Breakpoint
International Small Company Fund	0.850%	— at all asset levels.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multi-Index Lifestyle Portfolios (the funds)

Supplement dated March 25, 2021 to the current Class A, Class I, Class R2, Class R4 and Class R5 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the changes described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	19.59	7.39	8.33
after tax on distributions	16.77	5.49	6.61
after tax on distributions, with sale	13.01	5.26	6.09
Class I	25.88	8.49	8.33
Class R2	25.88	8.49	8.33
Class R4	25.88	8.49	8.33
Class R5	25.88	8.49	8.33
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	26.89	9.42	9.24
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	33.96	10.29	10.03
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	31.49	11.70	12.09
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.01	5.67	3.90
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	28.13	9.55	9.26
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	16.40	6.38	7.40
after tax on distributions	13.93	4.67	5.86
after tax on distributions, with sale	10.77	4.46	5.35
Class I	22.53	7.47	7.40
Class R2	22.53	7.47	7.40
Class R4	22.53	7.47	7.40
Class R5	22.53	7.47	7.40
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	23.67	8.40	8.31
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	30.04	9.32	9.16
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	24.43	8.47	8.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	13.46	5.38	6.46
after tax on distributions	11.31	3.78	4.98
after tax on distributions, with sale	8.73	3.65	4.54
Class I	19.43	6.47	6.46
Class R2	19.43	6.47	6.46
Class R4	19.43	6.47	6.46
Class R5	19.43	6.47	6.46
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	20.33	7.42	7.49
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	25.22	8.05	8.14
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	20.75	7.34	7.27
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	10.38	4.30	5.41
after tax on distributions	8.53	2.86	4.06
after tax on distributions, with sale	6.66	2.80	3.70
Class I	16.19	5.38	5.41

Class R2	16.19	5.38	5.41
Class R4	16.19	5.38	5.41
Class R5	16.19	5.38	5.41
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.89	5.84	5.99
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	19.75	6.57	6.69
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	17.10	6.17	6.21
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio is amended and restated as follows: 10 Indexes

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. - 7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class A (before tax)	7.19	3.16	4.38
after tax on distributions	5.72	1.90	3.17
after tax on distributions, with sale	4.48	1.92	2.90
Class I	12.83	4.22	4.38
Class R2	12.83	4.22	4.38
Class R4	12.83	4.22	4.38
Class R5	12.83	4.22	4.38
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	12.43	4.65	4.87
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	14.14	5.00	5.03
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	13.47	4.95	5.11
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multi-Index Lifestyle Portfolios (the funds)

Supplement dated March 25, 2021 to the current Class R6 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the changes described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	25.90	8.57	8.37
after tax on distributions	22.92	6.64	6.64
after tax on distributions, with sale	16.81	6.21	6.11
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	26.89	9.42	9.24
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	33.96	10.29	10.03
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	31.49	11.70	12.09
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.01	5.67	3.90
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	28.13	9.55	9.26

*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0%

of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	22.65	7.52	7.44
after tax on distributions	20.03	5.78	5.89
after tax on distributions, with sale	14.52	5.37	5.38
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	23.67	8.40	8.31
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	30.04	9.32	9.16
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	24.43	8.47	8.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	19.48	6.51	6.49
after tax on distributions	17.19	4.87	4.99
after tax on distributions, with sale	12.34	4.53	4.56
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	20.33	7.42	7.49
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	25.22	8.05	8.14
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	20.75	7.34	7.27
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	16.24	5.42	5.43
after tax on distributions	14.27	3.95	4.07
after tax on distributions, with sale	10.15	3.66	3.71
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.89	5.84	5.99
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	19.75	6.57	6.69
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	17.10	6.17	6.21
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio is amended and restated as follows: 10 Indexes

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class R6 (before tax)	12.76	4.26	4.40
after tax on distributions	11.20	2.97	3.18
after tax on distributions, with sale	7.79	2.77	2.91
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	12.43	4.65	4.87
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	14.14	5.00	5.03
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	13.47	4.95	5.11
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multi-Index Lifestyle Portfolios (the funds)

Supplement dated March 25, 2021 to the current Class 1 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the changes described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	25.88	8.49	8.33
after tax on distributions	22.91	6.58	6.61
after tax on distributions, with sale	16.81	6.15	6.09
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	26.89	9.42	9.24
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	33.96	10.29	10.03
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	31.49	11.70	12.09
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.01	5.67	3.90
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	28.13	9.55	9.26

*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI

Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	22.53	7.47	7.40
after tax on distributions	19.93	5.75	5.86
after tax on distributions, with sale	14.45	5.34	5.35
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	23.67	8.40	8.31
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	30.04	9.32	9.16
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	24.43	8.47	8.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	19.43	6.47	6.46
after tax on distributions	17.16	4.85	4.98
after tax on distributions, with sale	12.31	4.51	4.54
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	20.33	7.42	7.49
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	25.22	8.05	8.14
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09

Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	20.75	7.34	7.27
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	16.19	5.38	5.41
after tax on distributions	14.24	3.92	4.06
after tax on distributions, with sale	10.13	3.64	3.70
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.89	5.84	5.99
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	19.75	6.57	6.69
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	17.10	6.17	6.21
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio is amended and restated as follows: 10 Indexes

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multi-Index Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/19	1 year	5 year	Since inception (12/30/13)
Class 1 (before tax)	12.83	4.22	4.38
after tax on distributions	11.29	2.95	3.17
after tax on distributions, with sale	7.83	2.75	2.90
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	12.43	4.65	4.87
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	14.14	5.00	5.03
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	8.72	3.05	3.54
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49	11.70	12.09
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	13.47	4.95	5.11
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multi-Index Lifestyle Aggressive Portfolio (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to the fund’s principal investment strategies effective as of May 1, 2021 (Effective Date).

In connection with the change described above, the disclosure as it relates to the fund under “Principal investment strategies” in the “Fund summary” section of each prospectus, as of the Effective Date, will be revised and restated in its entirety as follows:

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 95% of its assets in underlying funds that invest primarily in equity securities and 5% of its assets in underlying funds that invest primarily in fixed-income securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities are permitted to increase up to 5% and decrease up to 10% and underlying funds that invest primarily in fixed-income securities are permitted to increase up to 10% and decrease up to 5%. Thus, based on its target percentage allocation of approximately 95% of assets in equity underlying funds and 5% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation ranging between 100%/0 and 85%/15%. Although variations beyond the 10% range are generally not permitted, the manager may determine, in light of market or economic conditions, that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities.

The fund may invest in various passively managed underlying funds (commonly known as index funds) that, as a group, hold a wide range of equity-type securities.

The fund may also invest in various actively managed underlying funds. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers’ allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds’ managers.

The Target allocation among underlying funds (%) table in the “Principal Investment Strategies” portion of the “Fund details” section of each prospectus as well as in the "Principal Investment Strategies" portion of the “Additional information about the funds” in the Class 1 prospectus, as of the Effective Date, will be amended and restated in its entirety as follows:

Target allocation among underlying funds (%)

Portfolio	Equity funds	Fixed-income funds
Multi-Index Lifestyle Aggressive Portfolio	95	5
Multi-Index Lifestyle Growth Portfolio	80	20
Multi-Index Lifestyle Balanced Portfolio	60	40
Multi-Index Lifestyle Moderate Portfolio	40	60
Multi-Index Lifestyle Conservative Portfolio	20	80

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.